Capital Stock	12 Months Ended
Dec. 31, 2017
Disclosure Of Capital Stock [Abstract]
Capital Stock
12.	Capital Stock

(a)	Authorized

The Company has authorized share capital of an unlimited number of common voting shares, an unlimited number of Class A common shares and an unlimited number of preferred shares. The preferred shares may be issued in one or more series, and the directors may fix prior to each series issued, the designation, rights, privileges, restrictions and conditions attached to each series of preferred shares.

(b)	Shares issued and outstanding

Shares issued and outstanding are as follows:

	Number of Common Shares	Amount
Balance, December 31, 2015	14,445,168	$121,413,777
Shares issued upon exercise of stock options (12(c))	1,069,434	3,217,125
Shares issued upon exercise of warrants (12(d))	17,806	69,443
Balance, December 31, 2016	15,532,408	$124,700,345
Shares issued upon exercise of stock options (12(c))	207,950	869,703
Shares issued upon exercise of warrants (12(d))	41,969	163,679
Balance, December 31, 2017	15,782,327	$125,733,727

(c)	Stock option plan

The Company has a stock option plan which is administered by the Board of Directors of the Company with stock options granted to directors, management, employees and consultants as a form of compensation. The number of common shares reserved for issuance of stock options is limited to a maximum of 2,934,403 common shares of the Company at any time. The stock options generally have a maximum term of between five and ten years.

Changes in the number of options outstanding during the year ended December 31, 2017 is as follows:

Year ended December 31, 2017	Options	Weighted average exercise price
Balance, beginning of period	1,387,000	$2.37
Granted	476,000	7.20
Exercised	(207,950)	(2.50)
Forfeited, cancelled or expired	(52,923)	(8.58)
Balance, end of period	1,602,127	$3.58
Options exercisable, end of period	1,231,127	$2.50

Changes in the number of options outstanding during the years ended December 31, 2016 and 2015 are as follows:

Year ended December 31	2016		2015
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	2,277,126	$1.90	1,720,253	$2.12
Granted	265,025	6.16	644,070	2.65
Exercised	(1,069,434)	(1.72)	(23,350)	(1.42)
Forfeited, cancelled or expired	(85,717)	(9.59)	(63,847)	(15.60)
Balance, end of period	1,387,000	$2.37	2,277,126	$1.90
Options exercisable, end of period	1,387,000	$2.37	2,277,126	$1.90

Options outstanding at December 31, 2017 consist of the following:

Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$0.30	270,000	5.35 years	$0.30	270,000
$0.31 - $1.00	25,332	0.80 years	$0.60	25,332
$1.01 - $3.00	608,020	4.44 years	$1.60	608,020
$3.01 - $5.00	61,500	2.90 years	$3.90	61,500
$5.01 - $10.00	636,375	4.54 years	$6.94	265,375
$10.01 - $12.75	900	0.05 years	$12.75	900
$0.30 - $12.75	1,602,127	4.51 years	$3.58	1,231,127

Compensation expense related to stock options granted during the period or from previous periods under the stock option plan for the year ended December 31, 2017 is $490,769 (2016 – $1,340,001; 2015 – $1,460,316). The compensation expense was determined based on the fair value of the options at the date of measurement using the Black-Scholes option pricing model. The expected life of stock options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

Subsequent to December 31, 2017, 99,433 stock options were exercised, 40,000 at an exercise price of $0.30 per common share, 6,666 at an exercise price of $0.60 per common share, 11,667 at an exercise price of $1.50 per common share, 11,850 at an exercise price of $1.90 per common share, 18,500 at an exercise price of $3.90 per common share and 10,750 at an exercise price of $6.16 per common share.

Additionally, subsequent to December 31, 2017, an additional 200,000 stock options were granted to members of the Company’s management, 100,000 at $7.20 and 100,000 at $7.30. These options vest over a five-year period and expire on December 19, 2022 (100,000) and February 1, 2023 (100,000).

Additionally, subsequent to December 31, 2017, 30,900 stock options expired without exercise including 5,000 at $1.90, 19,500 at $6.16, 5,500 at $7.20 and 900 at $12.75.

The compensation expense for the years ended December 31, 2017, 2016 and 2015 was determined based on the fair value of the options at the date of measurement using the Black-Scholes option pricing model:

Years ended December 31:	2017	2016	2015
Expected option life	4.5 years	4.8–5.0 years	1.0–5.3 years
Risk free interest rate	1.71%	0.52%-0.67%	0.57%-0.92%
Dividend yield	nil	nil	nil
Expected volatility	80.44%	115.59%-117.56%	135.03%-171.07%

Additionally, Apicore has a stock option plan and at the December 1, 2016 acquisition date, there were 897,500 options to purchase Class E common stock of Apicore Inc. outstanding. 497,500 options became fully vested on the change in control with the right to put the outstanding Apicore Class E shares and options to the Company upon the change in control. The remaining Apicore stock options outstanding of 400,000 were unaffected by the change of control and fully vested during 2017. The value of the put option was initially recorded as a liability to repurchase Apicore Class E shares on the consolidated statements of financial position and the value of the remaining options was recorded as non-controlling interest within equity.

During the year ended December 31, 2017, employees and former directors of Apicore exercised 292,500 stock options to acquire 292,500 Class E common shares of Apicore for gross proceeds to the Company of U.S.$280,125. These shares, as well as 112,500 Class E common shares previously issued for gross proceeds of U.S.$48,375 were then purchased by the Company upon the employees and former directors exercising their put right to the Company. This resulted in the Company acquiring 405,000 Class E common shares of Apicore for a total cost of U.S.$1,974,772 during 2017. As a result of the employees and former directors exercising their put right to the Company, the liability to repurchase Apicore Class E common shares on the consolidated statements of financial position was reduced.

On July 3, 2017, the remaining employee put options over 117,500 Class E shares, to be issued upon the exercise of stock options, of Apicore expired without being exercised by the employees and the value of these options, totaling $615,381, was reclassified as a non-controlling interest. As a result, there remained 517,500 stock options in Apicore Inc. outstanding prior to the sale transaction which occurred on October 2, 2017.

During the year ended December 31, 2017, the Company recorded $132,346 (2016 –$60,240; 2015 – nil), respectively of stock-based compensation expense within the loss from discontinued operations on the consolidated statements of net income and comprehensive income relating to stock options in Apicore.

(d)	Warrants

On November 17, 2016 as part of Crown Loan (note 10), the Company issued 900,000 warrants to the lenders, exercisable for a 48-month period following the issuance of the loan at a price of $6.50 per share. The fair value of the warrants issued in connection with the loan was $2,065,500 net of its pro-rata share of financing costs of $116,695 and were recorded in equity with a corresponding balance recorded as deferred financing costs which is netted against the associated long-term debt on the consolidated statements of financial position as at December 31, 2017.

Changes in the number of Canadian dollar denominated warrants outstanding during the years ended December 31, 2017, 2016 and 2015 are as follows:

Year ended December 31	2017		2016		2015
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Balance, beginning of period	941,969	$6.31	59,775	$2.20	-	$-
Granted	-	-	900,000	6.50	128,068	$2.20
Exercised	(41,969)	(2.20)	(17,806)	(2.20)	(68,293)	$(2.20)
Balance, end of period	900,000	$6.50	941,969	$6.31	59,775	$2.20
Warrants exercisable, end of period	900,000	$6.50	941,969	$6.31	59,775	$2.20

The fair value of the warrants issued during the years ended December 31, 2016 and 2015 were determined at the date of measurement using a Black-Scholes pricing model with the following assumptions:

Years ended December 31	2016	2015
Expected option life	4.0 years	2.0 years
Risk-free interest rate	0.85%	0.63%
Dividend yield	nil	nil
Expected volatility	120.40%	133.93%

(e)	Per share amounts

The following table reflects the calculation of basic earnings per share for the years ended December 31, 2017, 2016 and 2015:

Year ended December 31	2017	2016 - Restated	2015
Net income before discontinued operations	$0.74	$0.24	$0.12
Income from discontinued operations, net of tax	2.04	1.56	-
	$2.78	$1.80	$0.12

The following table reflects the calculation of diluted earnings per share for the years ended December 31, 2017, 2016 and 2015:

Year ended December 31	2017	2016 - Restated	2015
Net earnings before discontinued operations	$0.63	$0.21	$0.11
Earnings from discontinued operations, net of tax	1.76	1.35	-
	$2.39	$1.56	$0.11

The following table reflects the income used in the basic earnings per share computations for the years ended December 31, 2017, 2016 and 2015:

Year ended December 31	2017	2016 - Restated	2015
Net income before discontinued operations	$11,496,693	$3,624,323	$1,668,429
Net income from discontinued operations, net of tax	31,924,191	23,358,318	-
	$43,420,884	$26,982,641	$1,668,429

The following table reflects the income (and share data used in the denominator of the basic and diluted earnings per share computations for the years ended December 31, 2017, 2016 and 2015:

Year ended December 31	2017	2016	2015
Weighted average shares outstanding for basic earnings per share	15,636,853	15,002,005	13,461,609
Effects of dilution from:
Stock options	1,601,227	1,372,427	2,244,186
Warrants	900,000	941,969	59,775
Weighted average shares outstanding for diluted earnings per share	18,138,080	17,316,401	15,765,570

Effects of dilution from 900 stock options were excluded in the calculation of weighted average shares outstanding for diluted earnings per share before discontinued operations for the year ended December 31, 2017 as their exercise prices exceed the Company’s share price on the TSX-V at December 31, 2017. Effects of dilution from 14,573 stock options were excluded in the calculation of weighted average shares outstanding for diluted earnings per share from discontinued operations for the year ended December 31, 2017 as their exercise price exceeded the Company’s share price on the TSX-V at December 31, 2016. Effects of dilution from 32,940 options and 66,667 warrants were excluded in the calculation of weighted average shares outstanding for the year ended December 31, 2015 as their exercise prices exceed the Company’s share price on the TSX-V at December 31, 2015.